Debt (Tables)	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
Summary of Notes Payable

The Company has the following notes payable under equipment financing arrangements associated with CCCI (in thousands):

	Successor - AIAI June 30, 2026	Predecessor - CCCI December 31, 2025

Note payable due in monthly installments of $13,195, at 0.00% stated interest, 8.75% imputed interest, maturing October 2028, secured by certain equipment	$345	$396

Note payable due in monthly installments of $8,676, at 0.00% stated interest, 8.75% imputed interest, maturing October 2027, secured by certain equipment	134	176

Note payable due in monthly installments of $14,043, at 6.89% stated interest, 8.50% imputed interest, maturing January 2028, secured by certain equipment	254	321

Note payable due in monthly installments of $18,176, at 5.99% stated interest, 8.50% imputed interest, maturing February 2028, secured by certain equipment	345	430

Note payable due in monthly installments of $9,567, at 5.99% stated interest, 8.50% imputed interest, maturing April 2028, secured by certain equipment	199	242

Note payable due in monthly installments of $8,865, at 3.99% stated interest, 8.50% imputed interest, maturing May 2028, secured by certain equipment	192	231

Note payable due in monthly installments of $2,923, at 0.00% stated interest, 8.50% imputed interest, maturing June 2029, secured by certain equipment	96	106

Note payable due in monthly installments of $1,594, at 0.00% stated interest, 8.50% imputed interest, maturing July 2029, secured by certain equipment	54	59

Note payable due in monthly installments of $73,514, at 5.20% stated interest, 8.50% imputed interest, maturing September 2028, secured by certain equipment	1,853	2,156

Note payable due in monthly installments of $4,422, at 0.00% stated interest, 8.00% imputed interest, maturing October 2029, secured by certain equipment	160	173

Note payable due in monthly installments of $7,899, at 0.00% stated interest, 8.00% imputed interest, maturing November 2029, secured by certain equipment	292	315

Note payable due in monthly installments of $1,438, at 0.00% stated interest, 8.00% imputed interest, maturing December 2030, secured by certain equipment	68	70

Note payable due in monthly installments of $19,987 at 0.00% stated interest, 8.00% imputed interest, maturing November 2027, secured by certain equipment	327	425

Note payable due in monthly installments of $1,473, at 0.00% stated interest, 7.75% imputed interest, maturing April 2031, secured by certain equipment	74	—

Note payable due in monthly installments of $17,084, at 5.20% stated interest, 7.75% imputed interest, maturing May 2029, secured by certain equipment	551	—
	$4,944	$5,100
Less: Current portion	(2,215)	(1,849)
	$2,729	$3,251

Summary of Future Maturities of Long-Term Debt

Future maturities of debt, inclusive of the Vanguard Founder Loan and Founder Loan discussed within Note 5, Related Party Transactions, for the years following June 30, 2026 are as follows (in thousands):

Period	Amount
2026 (remaining 6 months)	$9,776
2027	22,641
2028	6,201
2029	89
2030	23
Thereafter	—
$38,730

Schedule of Debt Facilities

A reconciliation of the debt facilities discussed above to amounts presented on the unaudited condensed consolidated balance sheet as of June 30, 2026 (Successor) is as follows (in thousands):

	Short-term debt - third parties	Current portion of long-term debt	Long-term debt, net of current portion	Short-term debt - related parties	Long-term debt - related parties	Total
CCCI equipment financing arrangements	$—	$2,215	$2,729	$—	$—	$4,944
CCCI Revolving Credit Note	—	5,541	8,300	—	—	13,841
CCCI Revolving Line of Credit	—	—	7,917	—	—	7,917
MediGuide indebtedness - third parties	1,548	—	—	—	—	1,548
Vanguard indebtedness - third parties	1,497	—	—	—	—	1,497
Vanguard Founder Loan	—	—	—	1,853	—	1,853
Founder Loan	—	—	—	—	7,130	7,130
Total debt	$3,045	$7,756	$18,946	$1,853	$7,130	$38,730